Quarterly Holdings Report
for
Fidelity® Stock Selector Small Cap Fund
July 31, 2022
SCS-NPRT3-0922
1.804877.118
Common Stocks - 98.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.9%
Interactive Media & Services - 0.4%
Ziff Davis, Inc. (a)	90,000	7,370
Media - 1.5%
Nexstar Broadcasting Group, Inc. Class A	87,500	16,482
TechTarget, Inc. (a)	108,798	7,093
Thryv Holdings, Inc. (a)	275,800	6,713
		30,288
TOTAL COMMUNICATION SERVICES		37,658
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 2.0%
Adient PLC (a)	313,700	10,597
Fox Factory Holding Corp. (a)	108,800	10,299
Gentherm, Inc. (a)	76,400	4,932
LCI Industries	57,300	7,741
Patrick Industries, Inc.	123,700	7,511
		41,080
Diversified Consumer Services - 0.4%
Laureate Education, Inc. Class A	584,900	6,925
Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc. (a)	316,500	8,783
Churchill Downs, Inc.	80,900	16,973
Everi Holdings, Inc. (a)	277,300	5,327
Hilton Grand Vacations, Inc. (a)	167,600	6,833
Jack in the Box, Inc. (b)	75,500	5,220
Lindblad Expeditions Holdings (a)	150,700	1,191
Ruth's Hospitality Group, Inc.	26,450	464
		44,791
Household Durables - 1.4%
M.D.C. Holdings, Inc.	165,104	5,985
Skyline Champion Corp. (a)	260,500	16,490
Tempur Sealy International, Inc.	213,500	5,867
		28,342
Internet & Direct Marketing Retail - 0.3%
Vivid Seats, Inc. Class A (b)	581,967	4,865
Leisure Products - 0.6%
Acushnet Holdings Corp. (b)	133,700	6,515
Clarus Corp. (b)	302,337	6,234
		12,749
Specialty Retail - 2.9%
Academy Sports & Outdoors, Inc. (b)	563,800	24,260
Dick's Sporting Goods, Inc. (b)	78,400	7,337
Murphy U.S.A., Inc.	83,050	23,616
Rent-A-Center, Inc.	179,300	4,219
		59,432
Textiles, Apparel & Luxury Goods - 2.0%
Capri Holdings Ltd. (a)	143,500	6,986
Crocs, Inc. (a)	213,600	15,302
Deckers Outdoor Corp. (a)	25,700	8,049
Kontoor Brands, Inc. (b)	278,800	10,176
		40,513
TOTAL CONSUMER DISCRETIONARY		238,697
CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Primo Water Corp.	655,200	8,662
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	286,600	19,403
Performance Food Group Co. (a)	224,800	11,175
		30,578
Food Products - 1.4%
Darling Ingredients, Inc. (a)	72,500	5,023
Nomad Foods Ltd. (a)(b)	890,000	16,412
The Simply Good Foods Co. (a)	180,900	5,901
		27,336
Personal Products - 0.3%
BellRing Brands, Inc. (a)	262,600	6,339
TOTAL CONSUMER STAPLES		72,915
ENERGY - 7.7%
Energy Equipment & Services - 1.2%
Liberty Oilfield Services, Inc. Class A (a)	1,126,978	16,003
TechnipFMC PLC (a)	901,400	7,292
		23,295
Oil, Gas & Consumable Fuels - 6.5%
Antero Resources Corp. (a)	949,988	37,657
Denbury, Inc. (a)	349,209	25,112
Enviva, Inc.	138,000	9,609
HF Sinclair Corp.	502,200	24,015
Magnolia Oil & Gas Corp. Class A	517,100	12,478
Northern Oil & Gas, Inc. (b)	800,722	23,085
		131,956
TOTAL ENERGY		155,251
FINANCIALS - 14.5%
Banks - 8.2%
East West Bancorp, Inc.	129,300	9,281
First Bancorp, Puerto Rico	809,200	12,211
Glacier Bancorp, Inc. (b)	196,200	9,828
Independent Bank Group, Inc.	140,400	9,929
Metropolitan Bank Holding Corp. (a)	83,700	5,807
PacWest Bancorp	584,500	16,384
Pathward Financial, Inc.	199,300	6,720
Pinnacle Financial Partners, Inc.	101,800	8,052
Preferred Bank, Los Angeles	131,500	9,560
ServisFirst Bancshares, Inc. (b)	102,900	8,793
Synovus Financial Corp.	449,100	18,135
Trico Bancshares	314,917	15,053
United Community Bank, Inc. (b)	551,500	18,768
Webster Financial Corp.	191,264	8,884
Western Alliance Bancorp.	113,300	8,654
		166,059
Capital Markets - 2.2%
Focus Financial Partners, Inc. Class A (a)	154,200	6,234
Houlihan Lokey	77,400	6,545
Lazard Ltd. Class A	332,400	12,522
LPL Financial	35,500	7,452
TMX Group Ltd.	126,200	12,949
		45,702
Consumer Finance - 0.8%
FirstCash Holdings, Inc.	134,800	9,875
OneMain Holdings, Inc.	148,400	5,520
		15,395
Insurance - 1.6%
Assurant, Inc.	58,600	10,301
Primerica, Inc.	104,000	13,384
Selective Insurance Group, Inc.	106,970	8,329
		32,014
Thrifts & Mortgage Finance - 1.7%
Essent Group Ltd.	370,300	15,464
Walker & Dunlop, Inc.	163,642	18,433
		33,897
TOTAL FINANCIALS		293,067
HEALTH CARE - 14.9%
Biotechnology - 6.6%
ADC Therapeutics SA (a)	103,581	768
ALX Oncology Holdings, Inc. (a)	136,400	1,320
Arcutis Biotherapeutics, Inc. (a)	186,700	4,529
Argenx SE ADR (a)	25,131	9,153
Ascendis Pharma A/S sponsored ADR (a)	32,406	2,772
Blueprint Medicines Corp. (a)	172,600	8,813
Celldex Therapeutics, Inc. (a)	128,600	3,951
Cerevel Therapeutics Holdings (a)	219,300	5,765
ChemoCentryx, Inc. (a)	66,275	1,565
Cyteir Therapeutics, Inc. (a)	22,810	66
Cytokinetics, Inc. (a)	258,300	10,934
Day One Biopharmaceuticals, Inc. (a)(b)	226,900	3,887
Erasca, Inc.	470,800	3,550
Exelixis, Inc. (a)	319,100	6,676
Global Blood Therapeutics, Inc. (a)	192,796	6,308
Imago BioSciences, Inc. (b)	241,300	3,885
Instil Bio, Inc. (a)(b)	468,725	2,644
Janux Therapeutics, Inc. (a)(b)	266,500	3,310
Keros Therapeutics, Inc. (a)	146,078	4,686
Mirati Therapeutics, Inc. (a)	63,400	4,083
Morphic Holding, Inc. (a)	104,238	2,759
PTC Therapeutics, Inc. (a)	135,800	5,914
Relay Therapeutics, Inc. (a)	192,900	3,669
Scholar Rock Holding Corp. warrants 12/31/25 (a)(c)	7,350	18
Tango Therapeutics, Inc. (a)	564,400	2,308
Tenaya Therapeutics, Inc. (a)	140,488	670
Tyra Biosciences, Inc. (b)	416,300	4,434
Vaxcyte, Inc. (a)	233,739	5,395
Vera Therapeutics, Inc. (a)	204,000	3,519
Verve Therapeutics, Inc. (a)(b)	167,900	4,134
Xenon Pharmaceuticals, Inc. (a)	192,771	6,390
Zentalis Pharmaceuticals, Inc. (a)	177,948	5,196
		133,071
Health Care Equipment & Supplies - 1.9%
Envista Holdings Corp. (a)	272,200	11,065
Figs, Inc. Class A (a)	1,058,400	11,187
Globus Medical, Inc. (a)	49,700	2,917
Integer Holdings Corp. (a)	121,427	8,487
Omnicell, Inc. (a)	42,400	4,669
		38,325
Health Care Providers & Services - 3.8%
Acadia Healthcare Co., Inc. (a)	175,200	14,526
agilon health, Inc. (a)	342,000	8,560
Molina Healthcare, Inc. (a)	45,400	14,878
Owens & Minor, Inc.	364,660	12,913
R1 Rcm, Inc. (a)	380,200	9,505
Surgery Partners, Inc. (a)	200,700	7,904
Tenet Healthcare Corp. (a)	83,200	5,501
The Oncology Institute, Inc. (a)(c)	373,842	2,415
		76,202
Health Care Technology - 1.1%
Evolent Health, Inc. (a)	349,940	11,894
Inspire Medical Systems, Inc. (a)	50,100	10,470
		22,364
Life Sciences Tools & Services - 0.6%
Olink Holding AB ADR (a)	231,373	3,112
Syneos Health, Inc. (a)	108,000	8,547
		11,659
Pharmaceuticals - 0.9%
Arvinas Holding Co. LLC (a)	135,400	7,191
DICE Therapeutics, Inc. (b)	164,100	2,829
Edgewise Therapeutics, Inc. (a)	275,600	2,665
Fulcrum Therapeutics, Inc. (a)	253,100	1,488
Ikena Oncology, Inc. (a)	275,527	1,394
Theseus Pharmaceuticals, Inc.	229,000	1,651
Ventyx Biosciences, Inc. (b)	142,200	2,149
		19,367
TOTAL HEALTH CARE		300,988
INDUSTRIALS - 16.6%
Aerospace & Defense - 0.2%
V2X, Inc. (a)	120,500	4,005
Building Products - 1.9%
Builders FirstSource, Inc. (a)	226,837	15,425
Masonite International Corp. (a)	110,800	10,086
Simpson Manufacturing Co. Ltd.	136,210	14,068
		39,579
Commercial Services & Supplies - 0.7%
Casella Waste Systems, Inc. Class A (a)	112,500	9,107
The Brink's Co.	92,400	5,261
		14,368
Construction & Engineering - 3.5%
Comfort Systems U.S.A., Inc.	100,476	10,616
Construction Partners, Inc. Class A (a)(b)	327,200	7,781
Dycom Industries, Inc. (a)	86,600	8,934
EMCOR Group, Inc.	139,040	16,180
Granite Construction, Inc.	232,600	6,955
IES Holdings, Inc. (a)	295,215	9,742
NV5 Global, Inc. (a)	80,100	10,862
		71,070
Electrical Equipment - 1.7%
Atkore, Inc. (a)	278,470	27,644
Regal Rexnord Corp.	29,700	3,989
Thermon Group Holdings, Inc. (a)	157,855	2,458
		34,091
Machinery - 2.9%
Federal Signal Corp.	372,900	15,483
ITT, Inc.	86,020	6,454
Kadant, Inc.	40,500	8,256
Oshkosh Corp.	77,900	6,707
SPX Corp. (a)	361,298	21,364
		58,264
Professional Services - 3.3%
Alight, Inc. Class A (a)(b)	875,600	6,602
ASGN, Inc. (a)	200,300	20,783
CACI International, Inc. Class A (a)	24,600	7,436
CRA International, Inc.	67,100	6,644
KBR, Inc.	206,500	10,992
TriNet Group, Inc. (a)	168,274	13,883
		66,340
Trading Companies & Distributors - 2.4%
Beacon Roofing Supply, Inc. (a)	229,300	13,763
Finning International, Inc.	119,300	2,609
GMS, Inc. (a)	162,800	8,640
Rush Enterprises, Inc. Class A	396,088	19,087
Univar Solutions, Inc. (a)	197,600	5,343
		49,442
TOTAL INDUSTRIALS		337,159
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 0.3%
Extreme Networks, Inc. (a)	502,200	6,569
Electronic Equipment & Components - 3.4%
Advanced Energy Industries, Inc.	224,600	20,099
Fabrinet (a)	143,940	13,827
FARO Technologies, Inc. (a)	118,050	3,839
Insight Enterprises, Inc. (a)	157,900	14,749
Napco Security Technologies, Inc.	253,968	6,517
TD SYNNEX Corp.	88,500	8,887
		67,918
IT Services - 4.7%
Cyxtera Technologies, Inc. Class A (a)	584,527	7,125
Endava PLC ADR (a)	90,300	9,211
ExlService Holdings, Inc. (a)	194,133	32,686
Perficient, Inc. (a)	213,400	22,518
WNS Holdings Ltd. sponsored ADR (a)	259,850	22,532
		94,072
Semiconductors & Semiconductor Equipment - 2.5%
FormFactor, Inc. (a)	172,200	6,123
MACOM Technology Solutions Holdings, Inc. (a)	95,500	5,533
Onto Innovation, Inc. (a)	122,450	10,194
Semtech Corp. (a)	118,250	7,371
SiTime Corp. (a)	73,600	13,688
Synaptics, Inc. (a)	56,700	8,219
		51,128
Software - 2.5%
Five9, Inc. (a)	41,900	4,530
Intapp, Inc.	207,608	3,149
Manhattan Associates, Inc. (a)	51,000	7,174
NCR Corp. (a)	137,200	4,452
Rapid7, Inc. (a)	175,300	11,214
SPS Commerce, Inc. (a)	54,700	6,551
Tenable Holdings, Inc. (a)	334,100	12,913
		49,983
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc. (a)	177,769	4,988
TOTAL INFORMATION TECHNOLOGY		274,658
MATERIALS - 5.8%
Chemicals - 1.8%
Element Solutions, Inc.	490,500	9,692
Huntsman Corp. (b)	475,800	13,779
Trinseo PLC	183,100	6,549
Tronox Holdings PLC	407,400	6,360
		36,380
Construction Materials - 0.7%
Eagle Materials, Inc.	118,900	15,035
Containers & Packaging - 0.4%
O-I Glass, Inc. (a)	549,400	8,082
Metals & Mining - 2.5%
Arconic Corp. (a)	210,700	6,365
Commercial Metals Co.	661,600	26,213
Constellium NV (a)	527,800	7,722
Warrior Metropolitan Coal, Inc.	163,090	5,207
Yamana Gold, Inc.	1,148,500	5,490
		50,997
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	115,500	7,349
TOTAL MATERIALS		117,843
REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 4.8%
EastGroup Properties, Inc.	56,100	9,567
Equity Commonwealth (a)	346,700	9,725
Essential Properties Realty Trust, Inc.	388,400	9,368
Lamar Advertising Co. Class A	77,500	7,832
LXP Industrial Trust (REIT)	1,360,800	14,928
Sunstone Hotel Investors, Inc.	936,800	10,614
Terreno Realty Corp.	388,800	24,358
Washington REIT (SBI)	524,323	11,624
		98,016
Real Estate Management & Development - 0.9%
Cushman & Wakefield PLC (a)	408,300	6,859
Jones Lang LaSalle, Inc. (a)	59,400	11,326
		18,185
TOTAL REAL ESTATE		116,201
UTILITIES - 2.0%
Gas Utilities - 1.7%
Brookfield Infrastructure Corp. A Shares	503,200	23,052
ONE Gas, Inc.	140,300	11,917
		34,969
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc. Class C	167,600	6,292
TOTAL UTILITIES		41,261
TOTAL COMMON STOCKS (Cost $1,696,713)		1,985,698

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Dianthus Therapeutics, Inc. Series A (c)(d)	422,467	1,577
ValenzaBio, Inc. Series A (a)(c)(d)	125,214	616
		2,193
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (a)(c)(d)	186,831	1,758
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,980)		3,951

U.S. Treasury Obligations - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 0.85% to 1.02% 8/4/22 to 8/18/22 (f) (Cost $1,609)	1,610	1,609

Money Market Funds - 4.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.01% (g)	29,172,053	29,178
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	58,528,614	58,534
TOTAL MONEY MARKET FUNDS (Cost $87,711)		87,712

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $1,790,013)	2,078,970
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(55,077)
NET ASSETS - 100.0%	2,023,893

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	80	Sep 2022	7,541	598	598

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,384,000 or 0.3% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $363,000.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Aristea Therapeutics, Inc. Series B	10/06/20 - 7/27/21	1,030
Dianthus Therapeutics, Inc. Series A	4/06/22	1,836
Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0
The Oncology Institute, Inc.	6/28/21	3,738
ValenzaBio, Inc. Series A	3/25/21	1,114

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	57,248	588,288	616,358	136	-	-	29,178	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	49,434	496,618	487,518	180	-	-	58,534	0.2%
Total	106,682	1,084,906	1,103,876	316	-	-	87,712

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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